Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Debt [Line Items]
Schedule of Short-term Debt

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	230,000	140,000	19,180
Reversed factoring arrangements	2,099,273	636,253	87,166
Notes payable	970,941	830,000	113,710
Total	3,300,214	1,606,253	220,056

Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Schedule of Short-term Debt

The rollforward of the Group’s outstanding obligations under the reversed factoring arrangements for the years ended December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	3,560,728	2,099,273	287,599
Additions	9,884,578	7,021,378	961,925
Settlement	(11,346,033)	(8,484,398)	(1,162,358)
Balance at end of the year	2,099,273	636,253	87,166